JUDICIAL DEPOSITS AND GARNISHMENTS (Tables)	12 Months Ended
Dec. 31, 2025
JUDICIAL DEPOSITS AND GARNISHMENTS
Schedule of judicial deposits and garnishments
Judicial deposits are recorded at historical cost-plus legal indexation/interest accruals.

	12.31.2025	12.31.2024
Judicial deposits
Tax	1,703,327	1,697,070
Civil	929,909	891,872
Regulatory	267,596	325,810
Labor	43,683	67,859
Total	2,944,515	2,982,611
Garnishments	19,803	21,112
Total	2,964,318	3,003,723

Current	107,565	150,993
Non-current	2,856,753	2,852,730

Schedule of composition of the balances of the tax judicial deposits
The table below presents the classified balances on December 31, 2025 and 2024 of the tax judicial deposits (classified by tax).

Tax	12.31.2025	12.31.2024
Universal Telecommunication Services Fund (FUST)(1)	656,567	622,820
State Value-Added Tax (ICMS)(2)	411,581	432,253
Social Contribution Tax for Intervention in the Economic Order (CIDE)(3)	355,555	338,694
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	65,358	61,935
Telecommunications Inspection Fund (FISTEL)	58,912	55,801
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	30,225	29,425
Withholding Income Tax (IRRF)	6,720	45,360
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	29,537	27,503
Other taxes, charges and contributions	88,872	83,279
Total	1,703,327	1,697,070

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(1)The Company and/or its subsidiaries filed an injunction in order to represent its right not to include expenses with interconnection and industrial use of dedicated line in the FUST tax base, according to Abridgment No. 7, of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of article 6 of Law No. 9998/00. The amounts related to these expenses are deposited.
(2)The Company is party to legal proceedings related to: (i) ICMS on operations with payment based on estimates; (ii) ICMS FECP; (iii) right to ICMS credit on the acquisition of property and equipment and electricity; (iv) ICMS on amounts given as discounts and (v) consignment in payment of ICMS amounts referring to part of pay TV operations.
(3)The Company is party to legal proceedings for the exemption of CIDE levied on offshore remittances of funds arising from agreements for the transfer of technology, brand and software licensing etc.